Investments Accounted for Using the Equity Method (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Disclosure Of Investments Accounted For Using Equity Method Text Block Abstract
Owns percentage		50.00%
Initial funds		$ 117
Non cash transfer of equipment	$ 159
Additional funds amount		$ 298